INVENTORIES - Balances (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
INVENTORIES
Work in process	R$ 86,502	R$ 96,140
Spare parts and other	836,158	678,983
Inventories	5,548,095	4,637,485
Pulp | Domestic (Brazil)
INVENTORIES
Finished goods	631,277	748,588
Pulp | Foreign
INVENTORIES
Finished goods	1,667,260	1,037,760
Paper | Domestic (Brazil)
INVENTORIES
Finished goods	319,439	315,068
Paper | Foreign
INVENTORIES
Finished goods	129,484	95,383
Wood
INVENTORIES
Raw materials	1,217,800	1,094,058
Operating supplies and packaging
INVENTORIES
Raw materials	R$ 660,175	R$ 571,505